Income Tax (Tables)	6 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Income Tax Expenses

The income tax expenses for the six months ended December 31, 2024 and 2025 were comprised of the following:

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Current income tax expenses	—	(572,818)
Deferred income tax expenses	(1,091,247)	(1,455,660)
Total income tax expenses	(1,091,247)	(2,028,478)

Schedule of Components of Deferred Taxes

The significant components of deferred taxes were as follows:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	15,316,222	31,597,426
Allowance against doubtful accounts	6,898,153	6,964,672
Operating lease liabilities	5,060,696	5,137,898
Total deferred tax assets	27,275,071	43,699,996
Less: Valuation allowance	(21,218,644)	(23,038,383)
Total deferred tax assets, net of valuation allowance	6,056,427	20,661,613
Net off against deferred tax liabilities	(6,056,427)	(20,661,613)
Total Deferred tax assets, net	—	-

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Deferred tax liabilities
Timing difference - revenue recognized prior to issuance of PRC VAT invoices	1,064,796	16,092,337
Recognition of intangible assets arising from business combination (Note 3)	—	8,450,000
Operating lease right of use assets	4,991,631	5,125,497
Total deferred tax liabilities	6,056,427	29,667,834
Net off against deferred tax assets	(6,056,427)	(20,661,613)
Deferred tax liabilities, net	—	9,006,221